RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

	Maturity	2020	2019
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	January 1, 2021	117,092	73,607
Others
Fundação Gerdau	December 31, 2022	17,262	21,838
		134,354	95,445
Liabilities
Joint venture
Bradley Steel Processors Inc.	August 1, 2021	(22,855)	-
		(22,855)	-

	2020	2019	2018
Net financial income	8,277	4,767	545

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2020	2019	2018
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,750,249	Oct/22 - Oct/24	2,242,865	1,784,868	1,933,929
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	30,125	37,285	41,571
Gerdau Metaldom S.A. e Gerdau Corsa S.A.P.I. de C.V	Joint-venture	Financing Agreements	274,560	Feb/20	-	241,842	198,619

Schedule of key management compensation

	2020	2019
Available at beginning of the year	6,717,872	6,375,547
Granted	733,218	1,083,116
Exercised	(937,325)	(627,076)
Cancelled	(64,112)	(38,553)
Others	6,595	(75,163)
Available at the end of the year	6,456,248	6,717,872